Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Callable Commitments Amount	$ 0.2	$ 0.5
Increase (Decrease) In Callable Commitments	$ 63.9	$ 74.1